Consolidated Statements of Changes in Shareholders' Equity (Deficit) ¥ in Thousands, $ in Thousands	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Treasury Stock, Common [Member] USD ($) shares	Treasury Stock, Common [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2022		¥ 16		¥ 28						¥ (85,116)		¥ (2,269,812)		¥ (2,354,884)
Balance, shares at Dec. 31, 2022 | shares	26,422,222	26,422,222	45,577,778	45,577,778
Balance, shares at Dec. 31, 2022 | shares
Net income (loss)												110,499		110,499
Accretion of redeemable convertible preferred shares												(146,341)		(146,341)
Foreign currency translation adjustment, net of nil income taxes										(40,976)				(40,976)
Balance at Dec. 31, 2023		¥ 16		¥ 28						(126,092)		(2,305,654)		(2,431,702)
Balance, shares at Dec. 31, 2023 | shares	26,422,222	26,422,222	45,577,778	45,577,778
Balance, shares at Dec. 31, 2023 | shares
Net income (loss)												(146,480)		(146,480)
Accretion of redeemable convertible preferred shares												(113,658)		(113,658)
Foreign currency translation adjustment, net of nil income taxes										33,953				33,953
Issuance of Class A ordinary shares upon Initial Public Offering (“IPO”), net of listing expense relating to the IPO in the amount of RMB21,717		¥ 9						426,241						426,250
Balance, shares | shares	12,330,000	12,330,000
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO		¥ 85						2,818,589						2,818,674
Balance, shares | shares	121,079,448	121,079,448
Share-based compensation								160,027						160,027
Balance at Dec. 31, 2024		¥ 110		¥ 28				3,404,857		(92,139)		(2,565,792)		¥ 747,064
Balance, shares at Dec. 31, 2024 | shares	159,831,670	159,831,670	45,577,778	45,577,778
Balance, shares at Dec. 31, 2024 | shares
Net income (loss)												109,429	$ 15,648	¥ 109,429
Foreign currency translation adjustment, net of nil income taxes										(13,624)				(13,624)
Share-based compensation								46,430						46,430
Exercise of share-based awards		¥ 3						915						¥ 918
Balance, shares | shares	4,381,842	4,381,842											385,092	385,092
Repurchase of shares						¥ (54,790)								¥ (54,790)
Repurchase of shares, shares | shares					(7,014,975)	(7,014,975)
Balance at Dec. 31, 2025	$ 16	¥ 113	$ 4	¥ 28	$ (7,835)	¥ (54,790)	$ 493,658	¥ 3,452,202	$ (15,124)	¥ (105,763)	$ (351,255)	¥ (2,456,363)	$ 119,464	¥ 835,427
Balance, shares at Dec. 31, 2025 | shares	164,213,512	164,213,512	45,577,778	45,577,778
Balance, shares at Dec. 31, 2025 | shares					(7,014,975)	(7,014,975)							7,014,975	7,014,975